LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MAY 12, 2014

TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND,

EACH DATED MARCH 1, 2014

Effective June 30, 2014, the following supplements, and to the extent inconsistent therewith supersedes, the information contained in the fund's Summary Prospectus and Prospectus:

Effective June 30, 2014, the fund will be renamed QS Batterymarch Global Equity Fund.

Effective June 16, 2014, the sections of the Summary Prospectus and the Prospectus titled "Principal investment strategies" are replaced with the following text:

The fund invests primarily in the common stock of U.S. and non-U.S. issuers. Under normal circumstances, the fund invests at least 80% of its assets in equity and equity-related securities. As a global fund, the fund can seek investment opportunities anywhere in the world, and under normal circumstances, the fund invests in at least three countries, which may include the United States. Although the fund's focus is on large capitalization securities, the fund may invest in securities of any market capitalization, including medium capitalization and small capitalization securities.